UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-22565

Center Coast Core MLP Fund I, LLC

(Exact name of registrant as specified in charter)

Center Coast Capital Advisors, LP

1600 Smith Street

Suite 3800

Houston, TX 77002

(Address of principal executive offices) (Zip code)

Dan C. Tutcher

Center Coast Capital Advisors, LP

1600 Smith Street

Suite 3800

Houston, TX 77002

(Name and address of agent for service)

registrant's telephone number, including area code: (713) 759-1400

Date of fiscal year end: November 30

Date of reporting period: May 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

CENTER COAST CORE MLP FUND I, LLC

(a Delaware Limited Liability Company)

Semi-Annual Report

For the Six Months Ended May 31, 2017

(Unaudited)

CENTER COAST CORE MLP FUND I, LLC

(a Delaware Limited Liability Company)

For the Six Months Ended May 31, 2017

(Unaudited)

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Schedule of Investments - May 31, 2017 (Unaudited)

Number of Shares		Fair Value

	COMMON STOCK - 3.4%
	Midstream C-corps - 3.4%
3,471	Targa Resources Corp.	$159,423
	Total Midstream C-corps	159,423

	Total Common Stock
	(Cost $82,402)	$159,423

	MASTER LIMITED PARTNERSHIP SHARES - 99.5%
	Diversified Midstream - 39.2%
7,650	Enbridge Energy Partners LP	$126,684
17,092	Energy Transfer Partners LP	371,922
17,029	Enterprise Products Partners LP	456,548
11,245	MPLX LP	371,647
2,609	ONEOK Partners LP	127,606
7,418	Tesoro Logistics LP	393,006
	Total Diversified Midstream	1,847,413

	E&P-sponsored Gathering and Processing - 6.7%
11,143	EnLink Midstream Partners LP	189,097
2,267	Western Gas Partners LP	126,340
	Total E&P-sponsored Gathering and Processing	315,437

	General Partner (K-1) - 6.8%
4,704	NuStar GP Holdings LLC	122,069
4,597	Western Gas Equity Partners LP	199,464
	Total General Partner (K-1)	321,533

	Large-cap Petroleum Transportation & Storage - 16.0%
5,082	Buckeye Partners LP	325,248
2,702	Magellan Midstream Partners LP	196,138
8,811	Plains All American Pipeline LP	233,315
	Total Large-cap Petroleum Transportation & Storage	754,701

1

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Schedule of Investments - May 31, 2017 (Unaudited) (Continued)

Number of Shares		Fair Value
	MASTER LIMITED PARTNERSHIP SHARES (continued)
	Natural Gas Transportation & Storage - 15.3%
4,415	Dominion Energy Midstream Partners LP	$126,490
6,280	Spectra Energy Partners LP	270,919
5,720	TC Pipelines LP	321,864
	Total Natural Gas Transportation & Storage	719,273

	Sponsored Petroleum Transportation & Storage - 15.4%
5,298	Phillips 66 Partners LP	262,357
11,149	Shell Midstream Partners LP	332,575
2,940	Valero Energy Partners LP	132,917
	Total Sponsored Petroleum Transportation & Storage	727,849

	Total Master Limited Partnership Shares
	(Cost $4,391,582)	$4,686,206

	Total Long-Term Investments - 102.9%	$4,845,629
	(Cost $4,473,984)

Principal
Amount		Fair Value
	Short-Term Investment - 3.0%
$142,480	UMB Money Market Fiduciary, 0.01% [1]	$142,480
	Total Short-Term Investment	142,480
	(Cost $142,480)

	Total Investments * - 105.9%
	(Cost $4,616,464)	4,988,109
	Liabilities in excess of Other Assets - (5.9)%	(276,898)
	Total Members' Equity - 100%	$4,711,211

LP - Limited Partnership

1 The rate quoted is the annualized seven-day yield of the Fund at the period end.

* All investments are domiciled in the United States.

2

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Schedule of Investments - May 31, 2017 (Unaudited) (Continued)

Sector as of May 31, 2017
Percent of Total
Sector Type/Sector	Members' Equity
Master Limited Partnership Shares
Diversified Midstream	39.2%
Large-cap Petroleum Transportation & Storage	16.0%
Sponsored Petroleum Transportation & Storage	15.5%
Natural Gas Transportation & Storage	15.3%
General Partner (K-1)	6.8%
E&P-sponsored Gathering and Processing	6.7%
Total Master Limited Partnership Shares	99.5%
Common Stock
Midstream C-corps	3.4%
Total Common Stock	3.4%
Total Long-Term Investments	102.9%
Short-Term Investment	3.0%
Total Investments	105.9%
Liabilities in excess of Other Assets	(5.9)%
Total Members' Equity	100.0%

The accompanying notes are an integral part of these Financial Statements.	3

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Statement of Assets, Liabilities and Members' Equity - May 31, 2017 (Unaudited)

Assets
Investments in securities, at fair value (cost $4,473,984)	$4,845,629
Cash equivalents	142,480
Due from advisor	6,204

Total Assets	$4,994,313

Liabilities
Distributions payable	$107,369
Payable for shares repurchased	28,868
Professional fees payable	79,437
Accounting and administration fees payable	9,017
Blue sky fees payable	3,903
Servicing fees payable	801
Custodian fees payable	4,101
Other expenses payable	49,606

Total Liabilities	283,102

Members' Equity	$4,711,211

Members' Equity consists of:
Members' Capital Paid-in	$4,372,755
Net investment loss	(338,910)
Accumulated net realized gain	305,721
Accumulated net unrealized depreciation on investments	371,645

Total Members' Equity	$4,711,211

Number of Outstanding Units	5,650.992

Net Asset Value per Unit	$833.70

The accompanying notes are an integral part of these Financial Statements.	4

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Statement of Operations
For the Six Months Ended May 31, 2017 (Unaudited)

Investment Income
Distributions from master limited partnerships	$152,683
Dividend income from common stock	6,317
Total distributions and dividends	159,000
Less return of capital on distributions	(152,683)
Distributions from common stock in excess of cost basis	(5,654)
Net dividends and distributions	663
Interest	5
Total Income	668

Operating Expenses
Investment manager fees	28,449
Accounting and administration fees	39,236
Professional fees	18,000
Managers' fees	15,000
Servicing fees	5,168
Other expenses	270
Total Operating Expenses	106,123

Expense waivers	(71,504)

Net Expenses	34,619

Net Investment Loss	(33,951)

Net Realized Loss and Change in Unrealized Appreciation on Investments

Net realized loss from investments	(61,798)
Net change in unrealized appreciation on investments	351,089

Net Realized Loss and Change in Unrealized Appreciation on Investments	289,291

Net Increase in Members' Equity From Operations	$255,340

The accompanying notes are an integral part of these Financial Statements.	5

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Statements of Changes in Members' Equity
For the Year Ended November 30, 2016 and for the Period Ended May 31, 2017 (Unaudited)

Members'
Equity

Members' Equity at November 30, 2015	$5,109,640
Proceeds from sale of units	150,000
Reinvested distributions	379,208
Payments for units redeemed	(334,764)
Distributions to Members	(457,258)
Net investment loss	(62,125)
Net realized gain from investments	(1,153,353)
Net change in unrealized appreciation on investments	1,400,352

Members' Equity at November 30, 2016	$5,031,700

Proceeds from sale of units	50,010
Reinvested distributions	189,620
Payments for units redeemed	(602,361)
Distributions to Members	(213,098)
Net investment loss	(33,951)
Net realized loss from investments	(61,798)
Net change in unrealized appreciation on investments	351,089

Members' Equity at May 31, 2017	$4,711,211

Units outstanding at November 30, 2015	5,793.97
Units sold	190.02
Units reinvested	458.31
Units redeemed	(383.11)
Units outstanding at November 30, 2016	6,059.19
Units sold	60.22
Units reinvested	216.90
Units redeemed	(685.32)
Units outstanding at May 31, 2017	5,650.99

The accompanying notes are an integral part of these Financial Statements.	6

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Statement of Cash Flows
For the Six Months Ended May 31, 2017 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Members' Equity from Operations	$255,340
Adjustments to reconcile Net Increase in Members' Equity from Operations to net cash used in operating activities:
Return of Capital on distributions from master limited partnerships	152,683
Distributions from common stock in excess of cost basis	5,654
Net realized loss from investments	61,798
Net change in unrealized depreciation on investments	(351,089)
Changes in operating assets and liabilities:
Purchases of investments in securities	(729,024)
Sales of investments in securities	1,180,496
Increase in due from advisor	(6,204)
Decrease in other assets	1
Decrease in due to advisor	(1,109)
Decrease in professional fees payable	(12,999)
Decrease in accounting and administration fees payable	(977)
Decrease in servicing fees payable	(56)
Decrease in custodian fees payable	(5,643)
Decrease in other expenses payable	(3,250)
Net Cash Provided by Operating Activities	545,621

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of units	50,010
Distributions to Members, net of reinvestments and distributions payable	(31,234)
Payments for units redeemed, net of payable for shares repurchased	(590,232)
Net Cash Used in Financing Activities	(571,456)

Net change in cash equivalents	(25,835)

Cash equivalents at Beginning of Period	168,315

Cash Equivalents at End of Period	$142,480

Supplemental disclosure of non-cash financing activities: reinvested distributions	$189,620

The accompanying notes are an integral part of these Financial Statements.	7

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Financial Highlights

	Six Months Ended
	May 31, 2017	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	November 30, 2016	November 30, 2015	November 30, 2014	November 30, 2013*	November 30, 2012*

Per Unit Operating Performances (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$830.42	$881.89	$1,389.64	$1,260.41	$1,079.33	$1,047.57

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(9.64)	(8.42)	(1.94)	(14.01)	(7.87)	(12.77)
Net realized and unrealized gain/(loss) on investments	50.92	32.95	(429.81)	219.24	264.95	129.68
Net Increase/(Decrease) in Members' Equity from Operations	41.28	24.53	(431.75)	205.23	257.08	116.91

DISTRIBUTIONS TO MEMBERS:
Net change in Members' Equity due to distributions to Members	(38.00)	(76.00)	(76.00)	(76.00)	(76.00)	(85.15)

NET ASSET VALUE, END OF PERIOD	$833.70	$830.42	$881.89	$1,389.64	$1,260.41	$1,079.33

TOTAL RETURN (2)(3)	4.79%	3.25%	(32.10)%	16.48%	24.26%	11.44%

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity, end of period in thousands (000's)	$4,711	$5,032	$5,110	$6,801	$5,929	$3,418
Net investment loss to average net assets	(1.33)%	(1.22)%	(0.71)%	(1.13)%	(1.36)%	(1.55)%
Ratio of gross expenses to average net assets (4)	4.14%	5.60%	5.27%	6.23%	5.76%	9.69%
Ratio of expense waiver to average net assets	(2.79)%	(4.24)%	(3.93)%	(4.88)%	(4.40)%	(8.14)%
Ratio of net expenses to average net assets (5)	1.35%	1.36%	1.34%	1.35%	1.36%	1.55%
Portfolio Turnover	13.91%	56.37%	37.91%	48.10%	15.67%	18.15%

*	Net investment loss and net realized and unrealized gain/(loss) on investments for a share outstanding and ratios of net investment loss to average net assets include a correction for a misclassification for the years ending November 30, 2012 and 2013.
(1)	Selected data for a unit of membership interest outstanding throughout the period.
(2)	Total investment return reflects the change in net asset value, inclusive of performance of the Fund adjusted for cash flows related to capital contributions or withdrawals during the period.
(3)	Total Return based on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by Management.
(5)	Ratios calculated based on total expenses and average net assets. If the expense ratio calculation had been performed monthly, as is done for expense cap calculations, the ratios would have been different.

The accompanying notes are an integral part of these Financial Statements.	8

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – May 31, 2017 (unaudited)

Note 1 – Organization

Center Coast Core MLP Fund I, LLC (the ‘‘Fund’’) was formed as a limited liability company under the laws of the State of Delaware on May 24, 2011 and commenced operations on July 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund’s investment objective is to seek to provide investors with current income and long-term capital appreciation. The Fund’s investments include Master Limited Partnership (“MLP”) common units and equity securities of “MLP affiliates” which the Fund’s investment advisor defines as entities issuing MLP I-shares, general partners of MLPs and other entities that may own interests of MLPs (collectively, “MLP Positions”). The Fund will invest more than 25% of its net assets in securities of companies in the energy sector, and, under normal circumstances, the Fund intends to invest at least 80% of its assets (including amounts borrowed, if any, for investment purposes) in “midstream” MLPs. Midstream MLPs are generally engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage and terminalling of natural gas, natural gas liquids, crude oil, refined products or coal.

The Fund commenced operations on July 1, 2011 and is managed by Center Coast Capital Advisors, LP (the “Advisor”), an investment adviser registered under the Investment Advisers Act of 1940. The Board of Managers of the Fund (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

(a) Valuation of Investments

Investments held by the Fund include MLP common units and equity securities of MLP affiliates.

The Fund will calculate its net asset value as of the close of business on the last business day of each calendar month, each date that a unit of limited liability company interest (“Unit”) is offered, as of the date of any distribution and at such other times as the Board shall determine (each, a “Determination Date”). Valuation procedures approved by the Board (the “Valuation Procedures”) provide that the Fund will value its investments at fair value. Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the NASDAQ Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Advisor not to reflect the fair value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Advisor not to reflect the fair value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

9

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – May 31, 2017 (unaudited) (continued)

Note 2 – Accounting Policies (continued)

(a) Valuation of Investments (continued)

Cash equivalents include short-term highly liquid investments, such as money market funds, that are readily convertible to known amounts of cash and have original maturities of three months or less. These cash equivalents are valued by the Advisor at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions received from the Fund’s investments in MLPs generally are comprised of income, capital gains and return of capital. The Fund records investment income and return of capital based on estimates using historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

For the six months ended May 31, 2017, the Fund estimated that approximately 100% of the MLP distributions received would be treated as a return of capital. The Fund recorded as return of capital the amount of $158,337 of dividends and distributions received from its investments. Net realized gain was increased by $823 and change in net unrealized appreciation/depreciation was increased by $157,514 in the accompanying Statement of Operations, attributable to the recording of such distributions as a reduction in the cost basis of the investments.

(c) Fund Expenses

The Fund will pay all of its expenses, or reimburse the Advisor or its affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of Units; all fees and expenses reasonably incurred in connection with the operation of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments.

The Advisor will bear all of its expenses and costs incurred in providing investment advisory services to the Fund, including travel and other expenses related to the selection and monitoring of MLP Positions. In addition, the Advisor is responsible for the payment of the compensation and expenses of those members of the Board and officers of the Fund affiliated with the Advisor, and making available, without expense to the Fund, the services of such individuals, subject to their individual consent to serve and to any limitations imposed by law.

(d) Partnership Accounting Policy

The Fund records its pro-rata share of the income/(loss) to the extent of distributions it has received from the underlying partnerships. These amounts are included in the Fund’s Statement of Operations.

(e) Distributions to Members

Under normal circumstances, the Fund intends to pay substantially all of its net investment income to Members through quarterly distributions. Net investment income of the Fund will consist of cash and paid-in-kind distributions from MLPs, interest from debt securities, and other payments on Fund investments, less Fund expenses.

(f) Federal Income Taxes

The Fund will be treated as a partnership for federal income tax purposes and not as an association taxable as a corporation.

The Fund and the entities in which the Fund invests that are treated as partnerships for federal income tax purposes will not be subject to federal income tax, although they each will file an annual partnership information return with the U.S. Internal Revenue Service, which will report the results of partnership operations. The Fund’s items of income, gain, loss, deduction and credit will include the Fund’s allocable share of the items of income, gain, loss,

10

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – May 31, 2017 (unaudited) (continued)

Note 2 – Accounting Policies (continued)

(f) Federal Income Taxes (continued)

deduction and credit of the MLP Positions. Generally, the Fund is subject to income tax examinations by major taxing authorities during the three-year period prior to the period covered by these financial statements.

The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports their allocable share of the MLPs’ taxable income in computing their own taxable income.

The Fund is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authorities. Based on its analysis, the Fund has determined that it has not incurred any liability for unrecognized tax benefits as of May 31, 2017. The Fund does not expect that its assessment regarding unrecognized tax benefits will materially change over the next twelve months. However, the Fund’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions, compliance with U.S. federal, U.S. state and foreign tax laws, and changes in the administrative practices and precedents of the relevant taxing authorities.

Note 3 – Investment Advisory and Other Agreements

The Fund pays to the Advisor an investment management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Advisor to the Fund. Pursuant to the Investment Management Agreement, the Fund pays the Advisor a monthly Investment Management Fee equal to 1.10% on an annualized basis of the Fund’s net assets as of each month-end, subject to certain adjustments.

The Advisor has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Advisor has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, and any acquired fund fees and expenses) do not exceed 1.35% on an annualized basis of the Fund’s net assets (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Advisor may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit. The Expense Limitation Agreement will automatically renew for consecutive one-year terms unless sooner terminated. Either the Fund or the Advisor may terminate the Expense Limitation Agreement upon 30 days’ written notice. For the six months ended May 31, 2017, the Advisor waived fees of $71,504. At May 31, 2017, $318,379 (the 2014 expense waiver) is subject to recoupment by the Advisor through November 30, 2017 and $260,051 (the 2015 expense waiver) is subject to recoupment by the Advisor through November 30, 2018, and $215,080 (the 2016 expense waiver) is subject to recoupment by the Advisor through November 30, 2019. As of May 31, 2017, the Advisor owed the Fund $6,204, which represents the unpaid portion of the 2017 expense waiver as disclosed on the Statement of Assets, Liabilities and Members’ Equity.

Foreside Fund Services, LLC acts as placement agent to the Fund (the “Placement Agent”); UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

The Advisor acts as the servicing agent (the “Servicing Agent”) and receives a monthly servicing fee (the “Servicing Fee”) equal to 0.20% on an annualized basis of the Fund’s net asset value as of each month-end.

Certain members of the Fund (“Members”) are affiliated with the Advisor. The aggregate value of the affiliated Members’ share of Members’ equity at May 31, 2017 is $1,659,131.

11

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – May 31, 2017 (unaudited) (continued)

Note 4 – Subscription and Repurchase of Members’ Units

Units are generally offered for purchase as of the first day of each calendar month, except that Units may be offered more or less frequently as determined by the Board in its sole discretion.

The Board, from time to time and in its sole discretion, may determine to cause the Fund to offer to repurchase Units from Members, including the Advisor and its affiliates, pursuant to written tenders by Members.  The Advisor anticipates recommending to the Board that the Fund conduct repurchase offers of no more than 20% of the Fund’s net assets quarterly on or about each March 31, June 30, September 30, and December 31, not to exceed the repurchase of 50% of the percentage of interests of the Fund per calendar year.

Note 5 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures, issued by FASB, defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

12

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – May 31, 2017 (unaudited) (continued)

Note 5 – Fair Value Measurements and Disclosure (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Observable Inputs)	Level 3* (Unobservable Inputs)	Total
Investments, at fair value:
Common Stock[1]	$159,423	$-	$-	$159,423
Master Limited Partnerships[1]	4,686,206	-	-	4,686,206
Short-Term Investment	142,480	-	-	142,480
Total Investments, at fair value	$4,988,109	$-	$-	$4,988,109

[1]	All Common Stock and Master Limited Partnerships held in the Fund are Level 1 securities. For a detailed break-out of Common Stock and Master Limited Partnerships by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 2 & 3 securities as of May 31, 2017.

There were no transfers between Levels during the six months ended May 31, 2017.

Note 6 – Related Party Transactions and Other

The Fund pays the Advisor or one of its affiliates, in its capacity as the Servicing Agent, a monthly Servicing Fee, equal to 0.20% on an annualized basis of the Fund’s net asset value as of each month-end. The Servicing Fee will be paid to the Servicing Agent out of the Fund’s assets and will decrease the net profits or increase the net losses of the Fund. For purposes of determining the Servicing Fee, net asset value will be calculated prior to any reduction for fees and expenses for that month, including, without limitation, the Servicing Fee payable for that month.

HRC Fund Associates, LLC (“HRC”), receives a fee from the Advisor ranging from 25% to 50% of the Investment Management Fee and Servicing Fees earned by the Advisor, net of certain expenses, in consideration of the services provided by HRC in connection with the sale of Units and/or the services provided to Unit holders pursuant to a marketing agreement. In addition, pursuant to a wholesaling agreement between the Placement Agent and HRC, amounts in excess of fees paid to financial intermediaries by the Placement Agent are used to reimburse HRC for expenses related to ongoing marketing and support services to dealer platforms.

Note 7 – Investment Transactions

Total purchases of Master Limited Partnerships and Common Stock for the six months ended May 31, 2017 amounted to $729,024. Total proceeds from sale, redemption, or other disposition of Master Limited Partnerships and Common Stock for the six months ended May 31, 2017 amounted to $1,180,496.

Note 8 – Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund under Section 2(a)(9) of the Investment Company Act.  As of May 31, 2017, Dan Tutcher (President of the Fund and the Advisor) had 30.9% ownership in the Fund.

13

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – May 31, 2017 (unaudited) (continued)

Note 9 – Risk Factors

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. A further discussion of the risks associated with an investment in the Fund is provided in the Fund’s Confidential Private Placement Memorandum and Statement of Additional Information.

In the normal course of business, the Fund maintains its cash balances in financial institutions, which at times may exceed federally insured limits. The Fund is subject to credit risk to the extent any financial institution with which it conducts business is unable to fulfill contractual obligations on its behalf. Management monitors the financial condition of such financial institutions and does not anticipate any losses from these counterparties.

Note 10 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 11 – Events Subsequent to the Fiscal Period End

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no other subsequent events that required adjustment to our disclosure in the financial statements.

14

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Other Information – May 31, 2017 (unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-855-552-5200 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Management Agreement

At a meeting of the Board held on May 16, 2017, by a unanimous vote, the Board, including a majority of Managers who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Managers”), approved the continuation of the Investment Management Agreement between the Advisor and the Fund (the “Agreement”).

In advance of the May 16, 2017 meeting, the Independent Managers requested and received materials from the Advisor to assist them in considering the approval of the Agreement. The Independent Managers reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Agreement. Nor are the items described herein all encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with management of the Advisor. The Independent Managers then met separately with independent counsel to the Independent Managers for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Agreement.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Advisor to the Fund under the Agreement, including the selection of investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Advisor, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the portfolio managers, and other key personnel of the Advisor who provide the investment advisory and administrative services to the Fund. The Board determined that the Advisor's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Advisor's compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance

The Board considered the investment experience of the Advisor. The Board considered the performance of the Fund for the calendar year ended December 31, 2016 as compared to the performance of the Wells Fargo MLP Index (the “Index”). The Board also considered the materials they had received from the Advisor during the past year concerning performance.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisors

The Board reviewed the advisory fee rates and total expense ratios of the Fund. The Board also reviewed the annual Fund Servicing Fees to be paid to the Advisor or an affiliate, the placement fees to be paid to the Placement Agent by the Fund. In addition, the Board noted that the Advisor has contractually agreed to limit total annual operating expenses until assets support the expenses of the Fund. The Board compared the advisory fee and total expense ratio for the Fund with various comparative data, including a report of other comparable funds and other accounts

15

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Other Information – May 31, 2017 (unaudited) (continued)

Fees and Expenses Relative to Comparable Funds Managed by Other Advisors (continued)

managed by the Advisor. The Board noted that the advisory fees payable to the Advisor were lower than the average advisory fees payable to the investment advisors of the most comparable funds. The Board concluded that the advisory fees payable by the Fund and the total expense ratio of the Fund were reasonable and satisfactory, taking into account the size of the Fund, in light of the services provided.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s advisory fees under the Agreement. The Board considered the Fund’s advisory fees and concluded that the fees were reasonable and satisfactory in light of the services provided. The Board also determined that, given the Fund’s current size, economies of scale were not present at this time.

Profitability of Advisor and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Advisor from the Advisor's relationship with the Fund. The Board also considered information concerning the Advisor’s overall profits.

Ancillary Benefits and Other Factors

The Board also discussed other benefits to be received by the Advisor from its management of the Fund, including, without limitation, the ability to market its advisory services for similar products in the future. The Board concluded that the fees were reasonable in light of the fall-out benefits.

General Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its members to approve the continuation of the Agreement for an additional term of one year.

16

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Other Information – May 31, 2017 (unaudited) (continued)

Center Coast Core MLP Fund I, LLC and Center Coast Core MLP Fund II, LLC (“the Funds”)

Privacy Policy

FACTS	WHAT DO THE FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•         Social Security number

•         account balances

•         account transactions

•         transaction history

•         wire transfer instructions

•         checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ' personal information; the reasons Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-855-552-5200.

17

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Other Information – May 31, 2017 (unaudited) (continued)

Privacy Policy (continued)

What we do
How do the Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How do the Funds collect my personal information?

We collect your personal information, for example, when you

▪      open an account

▪      provide account information

▪      give us your contact information

▪      make a wire transfer

▪      tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪      sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪      affiliates from using your information to market to you

▪      sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

▪     Our affiliates include companies such as Green Square Capital, LLC, Atlantis Investment Advisors, LLC and Worthington Capital Management, LLC.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ The Funds don’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Funds don’t jointly market.

18

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)   The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   Not applicable to semi-annual reports.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(b)       Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)  Center Coast Core MLP Fund I, LLC

By (Signature and Title)*	/s/ Dan C. Tutcher
Dan C. Tutcher, President
(Principal Executive Officer)

Date August 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dan C. Tutcher
Dan C. Tutcher, President
(Principal Executive Officer)

Date August 1, 2017

By (Signature and Title)*	/s/ William H. Bauch
William H. Bauch, Treasurer
(Principal Financial Officer)

Date August 1, 2017

* Print the name and title of each signing officer under his or her signature.